Interest expense	12 Months Ended
Dec. 31, 2018
Interest expense.
Interest expense

39.   Interest expense

Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.

The detail of the main items of interest expense and similar charges accrued in 2018, 2017 and 2016 is as follows:

	Million of euros
	2018	2017	2016
Central banks deposits	421	216	127
Credit institution deposits	2,597	2,045	1,988
Customer deposits	9,062	11,074	12,886
Debt securities issued and subordinated liabilities	6,073	6,651	7,767
Marketable debt securities	5,303	5,685	6,822
Subordinated liabilities (Note 23)	770	966	945
Provisions for pensions (Note 25)	186	198	201
Other interest	1,645	1,561	1,098
	19,984	21,745	24,067

Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.